Summary of Significant Accounting Policies - Contract Balance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable
Beginning balance	$ 2,860,537	$ 2,334,607
(Decrease) increase, net	(1,057,638)	525,930
Ending balance	1,802,899	2,860,537
Deferred Revenue
Beginning balance	1,002,579	643,997
(Decrease) increase, net	(304,913)	358,582
Ending balance	697,666	1,002,579
Revenue recognized, included in the balance of deferred revenue	$ 1,000,000	$ 600,000
In-app purchase revenue | Maximum
Deferred Revenue
Period Taken By Payment Platform To Remit Company	45 days
In-app purchase revenue | Minimum
Deferred Revenue
Period Taken By Payment Platform To Remit Company	18 days